Consolidated Statement of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net sales:
Products (includes sales to affiliates of $846,076, $744,965 and $747,064)	$ 5,372,547	$ 5,431,402	$ 4,916,322
Service revenues	906,402	952,596	1,015,481
Other	194,127	286,416	257,330
Total net sales	6,473,076	6,670,414	6,189,133
Cost of sales and operating expenses:
Products	4,818,242	5,089,959	4,536,582
Services	813,179	877,848	896,062
Other	163,633	233,758	195,431
Total cost of sales and operating expenses	5,795,054	6,201,565	5,628,075
Gross income	678,022	468,849	561,058
Selling, general and administrative expenses	254,463	263,985	251,397
Operating income	423,559	204,864	309,661
Other income (expense):
Interest expense	(20,178)	(11,422)	(11,049)
Interest income	14,009	17,580	11,050
Interest income from affiliates	27,399	24,695	20,570
Income (loss) from affiliates	35,356	(10,292)	30,707
Other investment income, net	2,146	7,846	8,461
Foreign currency gains (losses), net	(9,319)	77	352
Gain on sale of controlling interest in subsidiary	65,955
Miscellaneous, net	(5,128)	5,867	(2,974)
Total other income, net	110,240	34,351	57,117
Earnings before income taxes	533,799	239,215	366,778
Income tax expense	(167,799)	(32,450)	(84,190)
Net earnings	366,000	206,765	282,588
Less: Net income attributable to noncontrolling interests	(730)	(1,529)	(277)
Net earnings attributable to Seaboard	365,270	205,236	282,311
Earnings per common share (in dollars per share)	$ 309.96	$ 171.92	$ 234.54
Other comprehensive income (loss), net of income tax benefit (expense) of $26,835, $(10,318) and $9,197:
Foreign currency translation adjustment	(38,624)	(45,956)	(15,788)
Unrealized gain (loss) on investments	853	(1,751)	2,543
Unrealized gain (loss) on cash flow hedges	113		(113)
Unrecognized pension cost	(33,182)	37,454	(2,121)
Other comprehensive loss, net of tax	(70,840)	(10,253)	(15,479)
Comprehensive income	295,160	196,512	267,109
Less: Comprehensive income attributable to the noncontrolling interest	(718)	(1,561)	(279)
Comprehensive income attributable to Seaboard	$ 294,442	$ 194,951	$ 266,830
Average number of shares outstanding (in shares)	1,178,441	1,193,801	1,203,698